Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Member's Equity [Member]
Beginning Balance at Dec. 31, 2013	$ 305,253						$ (13,843)	$ 319,096
Net (loss) income	(333,407)				$ (321,083)		3,890	(16,214)
Capital contributions	21,516							21,516
Distributions	(4,557)						(4,451)	(106)
Issuance of common stock	693,221	$ 440		$ 692,781
Issuance of common stock, shares		43,987,500
Equity based compensation	57,983	$ 44		57,939
Equity based compensation, shares		4,434,567
Repurchase of common stock	(1,533)	$ (1)	$ (1,532)
Repurchase of common stock, shares		(83,091)
Acquisitions	73,106	$ 44		73,062
Acquisitions, shares		4,348,284
Cash flow hedge adjustment, net of tax	(3,127)					$ (3,127)
La Quinta Predecessor Entities reorganization		$ 780		306,033			17,479	$ (324,292)
La Quinta Predecessor Entities reorganization, shares		78,008,014
Ending Balance at Dec. 31, 2014	808,455	$ 1,307	(1,532)	1,129,815	(321,083)	(3,127)	3,075
Ending Balance, shares at Dec. 31, 2014		130,695,274
Net (loss) income	26,712				26,365		347
Distributions	(522)						(522)
Equity based compensation	22,343	$ 3		22,340
Equity based compensation, shares		194,818
Repurchase of common stock	(106,167)		(106,167)
Repurchase of common stock, shares		(6,587,774)
Cash flow hedge adjustment, net of tax	(4,309)					(4,309)
Ending Balance at Dec. 31, 2015	$ 746,512	$ 1,310	(107,699)	1,152,155	(294,718)	(7,436)	2,900
Ending Balance, shares at Dec. 31, 2015	124,302,318	124,302,318
Net (loss) income	$ (1,103)				(1,288)		185
Distributions	(316)						(316)
Equity based compensation	14,171	$ 8		14,163
Equity based compensation, shares		828,869
Tax deficit related to equity comp (APIC Pool)	(667)			(667)
Repurchase of common stock	(101,824)		(101,824)
Repurchase of common stock, shares		(8,340,717)
Cash flow hedge adjustment, net of tax	1,064					1,064
Ending Balance at Dec. 31, 2016	$ 657,837	$ 1,318	$ (209,523)	$ 1,165,651	$ (296,006)	$ (6,372)	$ 2,769
Ending Balance, shares at Dec. 31, 2016	116,790,470	116,790,470